Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term debt
	December 31, 2012	December 31, 2013
Term loans	$ 1,607,500	2,785,250
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(54,090)	(92,014)
Total debt	2,853,410	3,993,236
Less: Current portion	(169,780)	(85,401)

Long-term portion	$ 2,683,630	3,907,835

Loan movements for Company's debt

Loan	Loan Agreement Date	Original Amount	December 31, 2012	New Loans	Repayments	December 31, 2013
Secured Credit Facility	April 15, 2011	$ 800,000	$ 700,000	$ -	$ (700,000)	$ -
Secured Credit Facility	July 18, 2008	1,125,000	907,500	-	(907,500)	-

Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	800,000	800,000	-	-	800,000

Secured Credit Facility	February 28, 2013	1,350,000	-	900,000	(10,000)	890,000
Term Loan B Facility	July 12, 2013	$ 1,900,000	$ -	$ 1,900,000	$ (4,750)	$ 1,895,250
			$ 2,907,500	$ 2,800,000	$ (1,622,250)	$ 4,085,250

Annual principal payments
2014	$ 101,105
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	4,085,250
Less: Financing fees	(92,014)

Total debt	$ 3,993,236